GENERAL AND ADMINISTRATIVE EXPENSES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Analysis of income and expense [abstract]
Capital markets	$ 16,694	$ 11,519
Payroll, consulting and benefits	13,146	8,248
Office and administration	4,498	2,945
Professional and consulting fees	4,156	4,918
Business development	3,305	896
Investor relations and Marketing media	3,286	3,791
Listing fees	283	271
Total	$ 45,368	$ 32,588